Basic and Diluted Earnings Per Share Under Guidance of ASC 260 (Detail) - USD ($) $ / shares in Units, shares in Thousands, $ in Thousands		12 Months Ended
		Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Basic EPS:
Net income		$ 364,044	$ 322,872	$ 244,750
Basic EPS(a)/(b)	[1]	$ 1.98	$ 1.73	$ 1.30
Diluted EPS:
Net income		$ 364,044	$ 322,872	$ 244,750
Diluted EPS(c)/(d)	[1]	$ 1.97	$ 1.72	$ 1.29
Common Stock
Basic EPS:
Net income		$ 364,044	$ 322,872	$ 244,750
Less income allocated to nonvested awards		(3,164)	(3,308)	(1,595)
Net income allocated to common stock for EPS calculation(a)		$ 360,880	$ 319,564	$ 243,155
Average common shares outstanding(b)		182,465	184,297	187,145
Basic EPS(a)/(b)		$ 1.98	$ 1.73	$ 1.30
Diluted EPS:
Net income		$ 364,044	$ 322,872	$ 244,750
Less income allocated to nonvested awards		(3,148)	(3,288)	(1,585)
Net income allocated to common stock for EPS calculation(c)		$ 360,896	$ 319,584	$ 243,165
Average common shares outstanding		182,465	184,297	187,145
Increase due to assumed issuance of shares related to common equivalent shares outstanding		1,157	1,459	1,648
Average common and common equivalent shares outstanding(d)		183,622	185,756	188,793
Diluted EPS(c)/(d)		$ 1.97	$ 1.72	$ 1.29
Participating Securities
Basic EPS:
Less income allocated to nonvested awards		$ 3,164	$ 3,308	$ 1,595
Net income allocated to common stock for EPS calculation(a)		$ 3,164	$ 3,308	$ 1,595
Average common shares outstanding(b)		1,617	1,925	1,246
Basic EPS(a)/(b)		$ 1.96	$ 1.72	$ 1.28
Diluted EPS:
Less income allocated to nonvested awards		$ 3,148	$ 3,288	$ 1,585
Net income allocated to common stock for EPS calculation(c)		$ 3,148	$ 3,288	$ 1,585
Average common shares outstanding		1,617	1,925	1,246
Average common and common equivalent shares outstanding(d)		1,617	1,925	1,246
Diluted EPS(c)/(d)		$ 1.95	$ 1.71	$ 1.27

[1]	EPS amounts may not total due to rounding